COMMITMENTS AND CONTINCENGIES (Tables)	3 Months Ended
Mar. 31, 2018
Beijing GenExosome Office Lease [Member]
Schedule of Future Minimum Rental Payments for Operating Leases	. Future minimum rental payment required under this operating lease is as follows:
Twelve-month Period Ending March 31:	Amount
2019	$6,249

GenExosome Office Lease [Member]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum rental payment required under this operating lease is as follows:
Twelve-month Period Ending March 31:	Amount
2019	$2,700

Shanghai Office Lease [Member]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum rental payment required under the Beijing Office Lease is as follows:
Twelve-month Period Ending March 31:	Amount
2019	$88,041